Investment Strategy - BNY Mellon Natural Resources Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources. The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., seeks stocks of companies with strong positions in such company's natural resources sector, sustained achievement records and strong financial condition. Although the fund has no limits on the weightings of securities in any particular natural resources sector or in any individual company, the fund's sub-adviser typically does not intend to invest more than 5% of the fund's net assets in any individual company. The fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging markets securities, without limitation.

The fund typically sells a stock when, in the sub-adviser's view, the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when a stock is fully valued by the market. The fund may also sell a stock to secure gains, limit losses or redeploy assets into more promising opportunities.